Interest Rate Swaps	9 Months Ended
Sep. 30, 2012
Interest Rate Swaps [Abstract]
Interest Rate Swaps

9. Interest Rate Swaps

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loan and credit facilities. These interest rate swap transactions fix the interest rates as described below.

On March 20, 2012, April 18, 2012, May 4, 2012, June 18, 2012 and July 3, 2012, the Company entered into additional interest rate swap agreements in order to hedge its variable interest rate exposure. As of September 30, 2012, the Company’s outstanding interest rate swaps had a combined notional amount of $134.9 million. Details of the interest rate swap agreements, as of September 30, 2012, are outlined below:

Interest rate swaps that did not qualify for hedge accounting as of September 30, 2012:

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2011	Notional amount As of September 30, 2012	Fixed rate	Floating rate
A	Bank of Scotland Plc	December 21, 2007	December 21, 2012	$50,000,000	$50,000,000	5.000%, if 3-month LIBOR is greater than 5.000% 3-month LIBOR, if 3-month LIBOR is between 3.770% and 5.000% 3.770%, if 3-month LIBOR is less than 3.770%	3-month LIBOR
B	Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$56,100,000	$48,450,000	2.465%	3-month LIBOR
TOTAL				$106,100,000	$98,450,000

(1) The notional amount reduces by $2.55 million on a quarterly basis up until the expiration of the interest rate swap.

Interest rate swaps that qualified for hedge accounting as of September 30, 2012:

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2011	Notional amount As of September 30, 2012	Fixed rate	Floating rate
A	HSBC Bank Plc (1)	April 10, 2012	April 10, 2017	$-	$5,640,000	1.485%	3-month LIBOR
B	HSH Nordbank AG (2)	May 8, 2012	May 5, 2017	$-	$11,250,000	1.220%	3-month LIBOR
C	Nordea Bank Finland Plc (3)	May 4, 2012	March 31, 2017	$-	$7,005,917	1.140%	3-month LIBOR
D	Nordea Bank Finland Plc (4)	June 18, 2012	May 4, 2017	$-	$6,966,646	1.010%	3-month LIBOR
E	HSH Nordbank AG (5)	August 6, 2012	May 5, 2017	$-	$5,625,000	0.980%	3-month LIBOR
TOTAL				$-	$36,487,563

(1) The notional amount reduces by $120,000 on a quarterly basis up until the expiration of the interest rate swap.

(2) The notional amount reduces by $187,500 on a quarterly basis up until the expiration of the interest rate swap.

(3) The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.

(4) The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.

(5) The notional amount reduces by $93,750 on a quarterly basis up until the expiration of the interest rate swap.

The estimated net amount of cash flow hedge losses at September 30, 2012 that is estimated to be reclassified into statement of operations within the next twelve months is $0.3 million.